Non-current assets held for sale (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets and liabilities held for sale [Line Items]
Property, plant and equipment	$ 112,902	$ 114,836
Goodwill	12,373	12,480
Investments in associates	21,001	18,975
Inventories	23,711	16,873
Trade and other receivables	27,139	17,948
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	1,652	1,326
Trade and other current payables	(52,611)	(36,014)
Lease liabilities	(8,611)	(9,262)
Current provisions	(5,256)	(3,761)
Liabilities included in disposal groups classified as held for sale	(359)	(46)
Non-current assets held for sale [member]
Assets and liabilities held for sale [Line Items]
Property, plant and equipment	35	1,099
Goodwill	137	199
Investments in associates	632	0
Inventories	152	0
Trade and other receivables	696	28
Trade and other current payables	(238)	(36)
Lease liabilities	(74)	0
Current provisions	$ (47)	$ (10)